FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value on a Recurring Basis	Level 1 investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 and 2024:

	2025	2024
Mutual funds	$832,689,062	$805,230,668
Company stock	705,486,659	336,825,779
Brokerage account	352,421,732	272,802,392
Money market accounts	3,646,024	4,071,510
Total assets in the fair value hierarchy	$1,894,243,477	$1,418,930,349
Investments measured at NAV (practical expedient)	1,544,296,641	1,258,955,757
Investments at fair value	$3,438,540,118	$2,677,886,106